SHARE-BASED PAYMENTS - ESOP Summarized (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (in years)	3 years 5 months 8 days
Weighted average exercise price (in dollars per share)	$ 26.63
Exercisable (in dollars per share)	$ 25.62
Stock option plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	6,323,537	6,783,444	7,476,902
Weighted average exercise price (in dollars per share)	$ 26.63	$ 25.08	$ 23.39
Exercisable (in shares) | shares	3,877,399	3,395,732
Exercisable (in dollars per share)	$ 25.62	$ 23.35
$16.15 to $20.86
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,168,433
Weighted average remaining contractual life (in years)	3 years 9 months 29 days
Weighted average exercise price (in dollars per share)	$ 20.22
Exercisable (in shares) | shares	1,073,383
Exercisable (in dollars per share)	$ 19.87
$16.15 to $20.86 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	16.15
$16.15 to $20.86 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 20.86
$21.61 to $27.14
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	1,978,304
Weighted average remaining contractual life (in years)	1 year 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 24.80
Exercisable (in shares) | shares	1,952,804
Exercisable (in dollars per share)	$ 24.83
$21.61 to $27.14 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	21.61
$21.61 to $27.14 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 27.14
$28.95 to $38.01
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding (in shares) | shares	2,176,800
Weighted average remaining contractual life (in years)	4 years 6 months 25 days
Weighted average exercise price (in dollars per share)	$ 34.69
Exercisable (in shares) | shares	851,212
Exercisable (in dollars per share)	$ 34.66
$28.95 to $38.01 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	28.95
$28.95 to $38.01 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in dollars per share)	$ 38.01